Rule 497(e)

File Nos. 002-75503

811-03364

MAXIM SERIES FUND, INC.

Maxim Short Duration Bond Portfolio

Maxim U.S. Government Securities Portfolio

Maxim Federated Bond Portfolio

Maxim Bond Index Portfolio

Maxim Conservative Profile I Portfolio

Maxim Moderately Conservative Profile I Portfolio

Maxim Moderate Profile I Portfolio

Maxim Moderately Aggressive Profile I Portfolio

Maxim Aggressive Profile I Portfolio

Maxim Conservative Profile II Portfolio

Maxim Moderately Conservative Profile II Portfolio

Maxim Moderate Profile II Portfolio

Maxim Moderately Aggressive Profile II Portfolio

Maxim Aggressive Profile II Portfolio

Supplement dated March 2, 2009 to the Prospectus for

Maxim Series Fund, Inc., dated August 18, 2008

As a result of the acquisition of Lehman Brother’s North American investment banking and capital market business by Barclays Plc, all references in the Prospectus to the Lehman Aggregate Bond Index and the Lehman 1-3 Year Credit Bond Index are deleted and replaced with the Barclays Capital Aggregate Bond Index and Barclays Capital 1-3 Year Credit Bond Index, respectively.

This Supplement must be accompanied by or read in conjunction with the current Prospectus, dated August 18, 2008, and should be retained for future reference.